Share capital and reserves (Details Narrative) £ / shares in Units, $ / shares in Units, $ in Millions				6 Months Ended
	Mar. 27, 2023 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Feb. 10, 2022 $ / shares shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£)	Apr. 03, 2023 $ / shares shares	Aug. 09, 2022 shares	Jun. 08, 2022 shares	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Shares purchased | shares			63,280			200,000	11,678		15,891
Par value per share | (per share)	$ 1.60					$ 0.30			£ 215.00
Exercise price | $ / shares			$ 4.25
Net proceeds from the offering | $	$ 4.9
Offering expenses	$ 0.6			£ 1,536,845	£ 16,227,886
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 1.599
Prefunded Warrants [Member] | American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised | shares				4,114,500
Ordinary Warrant [Member]
IfrsStatementLineItems [Line Items]
Warrant expiration period	5 years
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares	215,000		63,280					230,000
Par value per share | $ / shares	$ 1.60
Expiration date		expiration dates of May 30, 2025 and May 30, 2028
Number of shares issued for conversion of loan | shares				519,840
American depositary shares [member] | Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares	3,222,500
Exercise price | $ / shares	$ 0.001
American depositary shares [member] | Ordinary Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares	3,437,500
American depositary shares [member] | Ordinary Warrant [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.75
American depositary shares [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares		2,800,000
Exercise price | $ / shares		$ 5.00
American depositary shares [member] | Amended Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.75